Note 3 - Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
MK Data [Member]
Cash acquired		$ 345
BearWare [Member]
Cash acquired		243
Pixie Software GmbH [Member]
Cash acquired	$ 688
Oz [Member]
Cash acquired		$ 870
Appterra LLC [Member]
Cash acquired	66
4Solututions Information Technology [Member]
Cash acquired	281
Computer Management [Member]
Cash acquired			$ 112
Datamyne Inc [Member]
Cash acquired	$ 2,637
Customs Info [Member]
Cash acquired
Airclic [Member]
Cash acquired			117
e-customs [Member]
Cash acquired			1,983
Pentant Limited (Pentant) [Member]
Cash acquired			$ 21